RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

On January 22, 2018, the Company appointed James Geiskopf as Lead Director. As of December 31, 2022 and 2021, the Company had accounts payable and accrued expenses owing to this related party of $6,302 and $0, respectively.

On April 1, 2021, the Company appointed Cameron Chell as Executive Chairman. As of December 31, 2022 and 2021, the Company had accounts payable and accrued expenses owed to this related party of $567 and $30,000, respectively.

On August 1, 2022, the Company appointed Scott Gallagher as President. As of December 31, 2022 and 2021, the Company had accounts payable and accrued expenses owing to this related party of $10,000 and $0.

On December 4, 2018, the Company appointed Swapan Kakumanu as Chief Financial Officer. As of December 31, 2022 and 2021, the Company had accounts payable and accrued expenses owed to this related party of $1,688 and $20,000 respectively.

On October 9, 2017, the Company signed an agreement with a company owned by Swapan Kakumanu to provide accounting services. As of December 31, 2022 and 2021, the Company had accounts payable and accrued expenses owed of $25,000.

On May 5, 2021, the Company loaned Fogdog $400,000 of which our CFO is a director, chief financial officer and shareholder (Note 6). Effective as of August 20, 2021, we loaned an additional $850,000 to Fogdog pursuant to convertible promissory note (Note 6). As of December 31, 2022 and 2021, the Company had total outstanding notes receivable from Fogdog of $1,250,000. Accrued interest for both loans total $142,493 and $24,773 as at December 31, 2022 and 2021.